Accounting Information and Policies (Policies)	6 Months Ended
Jun. 30, 2019
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ACCOUNTING INFORMATION AND POLICIES

The accounting policies and methods of computation are in compliance with IAS 34 ‘Interim Financial Reporting’ as issued by the International Accounting Standard Board (IASB) and as adopted by the EU; and except as set out below are consistent with the year ended 31 December 2018. The condensed interim financial statements are based on International Financial Reporting Standards (IFRS) as adopted by the EU and IFRS as issued by the IASB.

After making appropriate enquiries, the Directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Accordingly, they continue to adopt the going concern basis in preparing the half year financial statements.

The condensed interim financial statements are shown at current exchange rates, while percentage year-on-year changes are shown at both current and constant exchange rates to facilitate comparison. The consolidated income statement on page 11, the consolidated statement of comprehensive income on page 11, the consolidated statement of changes in equity on page 12 and the consolidated cash flow statement on page 14 are translated at exchange rates current in each period. The consolidated balance sheet on page 13 is translated at period-end rates of exchange.

The condensed interim financial statements attached do not constitute the full financial statements within the meaning of section 434 of the UK Companies Act 2006. The comparative figures for the financial year ended 31 December 2018 are not Unilever PLC’s statutory accounts for that financial year. Those accounts of Unilever for the year ended 31 December 2018 have been reported on by the Group’s auditor and delivered to the Registrar of Companies. The report of the auditor on these accounts was (i) unqualified, (ii) did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying their report, and (iii) did not contain a statement under section 498 (2) or (3) of the UK Companies Act 2006.

Recent accounting developments

Recent accounting developments

IFRS 16 ‘Leases’

The Group has adopted IFRS 16 which replaced existing lease guidance including IAS 17 ‘Leases’, IFRIC 4 ‘Determining whether an arrangement contains a lease’, SIC-15 ‘Operating Leases-Incentives’ and SIC-27 ‘Evaluating the substance of transactions involving the legal form of a lease’. The standard changes the recognition, measurement, presentation and disclosure of leases. At the commencement of a lease, lease payments (lease liability) and an asset representing the right to use the asset during the lease term (right-of-use asset) are recorded on the balance sheet. The right-of-use asset is then depreciated on a straight-line basis and interest expense recognised on the lease liability in the income statement over the lease term.

The standard has no impact on the actual cash flows of the group. However, as the standard requires the capitalisation, and subsequent depreciation of costs that are expensed as paid, the disclosures of cash flows within the cash flow statement are impacted. The amounts previously expensed as operating cash outflows are instead capitalised and presented as financing cash outflows. The Group has restated 2018 numbers for the impact of IFRS 16. Refer to note 9 for the restatement impact of IFRS 16 on the financial statements and segment information.

IFRIC 23 ‘Uncertainty Over Income Tax Treatments’

On 1 January 2019 the Group adopted IFRIC 23. The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes.

The Group applies judgement in identifying uncertainties over income tax treatments and has considered whether it should adjust its uncertain tax provisions in line with this new criteria. The Group has elected to recognise the cumulative impact within opening retained earnings.